Document and Entity Information	Jan. 19, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	Core Scientific, Inc./tx
Amendment Flag	true
Entity Central Index Key	0001839341
Document Type	8-K/A
Document Period End Date	Jan. 19, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-40046
Entity Tax Identification Number	86-1243837
Entity Address, Address Line One	201 Barton Springs Road
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78704
City Area Code	425
Local Phone Number	998-5300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K filed by Core Scientific, Inc. (the “Company”) on January 24, 2022 (the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination (as defined in the Original Report). This Amendment No. 1 (i) amends the financial statements provided under Item 9.01(a) in the Original Report to include the audited financial statements of Core Scientific Holding Co., a Delaware corporation (“Legacy Core”) as of and for the years ended December 31, 2021 and 2020, (ii) includes the Management’s Discussion and Analysis of Financial Condition and Results of Operations of Legacy Core for the years ended December 31, 2021 and 2020, and (iii) includes the unaudited pro forma condensed combined financial information of the Company as of and for the year ended December 31, 2021. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries subsequent to the filing date of the Original Report, except as indicated below under Item 9.01. The information previously reported in or filed with the Original Report is hereby incorporated by reference to this Amendment No. 1.
Class Common Stock Included As Part Of Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	CORZ
Security Exchange Name	NASDAQ
Warrants Included As Part Of Units Each Whole Warrant Exercisable For One Share Of Class Common Stock At Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, exercisable for shares of common stock
Trading Symbol	CORZW
Security Exchange Name	NASDAQ